Note 35 - Fee and commission income and expenses - Fee And Commission Expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Fee And Commission Income Expenses
Credit and debit cards	€ 719	€ 717
Transfers and other payment orders Expenses	49	52
Commissions for selling insurance	35	29
Other fee and commissions	290	297
Total Fee and commission expense (Income Statement)	€ (1,093)	€ (1,095)